PROPERTY AND EQUIPMENT AND RIGHT-OF-USE ASSETS (Narrative) (Details) - USD ($)	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	$ 533,702	$ 472,998
Depreciation and amortization expense allocated to inventory	472,096	260,006
Property plant and equipment	6,032,170	5,900,820
Accumulated depreciation	1,347,052	1,031,227
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment	2,450,919	2,305,217
Discontinued Operations, Held-for-sale or Disposed of by Sale [Member]
Property, Plant and Equipment [Line Items]
Property and equipment disposed	309,907
Accumulated depreciation	217,877
Discontinued Operations, Held-for-sale or Disposed of by Sale [Member] | Building [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment	1,370,212
Accumulated depreciation	230,695
Discontinued Operations, Held-for-sale or Disposed of by Sale [Member] | Swell And Megawood [Member]
Property, Plant and Equipment [Line Items]
Right-of-use assets	0	346,987
Sell of right-of-use assets	$ 0	$ 346,987